Long-term Debt - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 25, 2023	Apr. 07, 2023	Mar. 10, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loan repayments					$ 70,438,500	$ 5,354,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						1.95%
Bank loan interest expense					1,271,409	$ 1,444,884	$ 87,724
Term Loan [Member] | Interest and finance cost [Member]
Debt Instrument [Line Items]
Amortization of deferred financing charges					$ 474,039	$ 94,007	$ 32,587
Term Loan A [Member]
Debt Instrument [Line Items]
Loan repayments			$ 23,200,000
Term Loan B and C [Member]
Debt Instrument [Line Items]
Loan repayments				$ 1,400,000
Term Loan C [Member]
Debt Instrument [Line Items]
Loan repayments		$ 30,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Loan repayments	$ 15,900,000
Minimum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage						2.55%
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage					7.55%	6.28%